[THE AMERICAN FUNDS GROUP(R)]

ICA
THE INVESTMENT COMPANY OF AMERICA


1999 SEMI-ANNUAL REPORT

FOR THE SIX MONTHS ENDED JUNE 30


RESULTS BUILT
ON CONTINUITY
AND CONVICTION

[cover:  collage of photographs of people in various business settings]


ICA(SM)

The Investment Company of America(r) seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

ICA is one of the 29 mutual funds in The American Funds Group,(r) the nation's third-largest mutual fund family. For more than six decades, Capital Research and Management Company, the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.


1999 RESULTS AT A GLANCE

For the six months ended June 30
(with dividends and capital gain distribution reinvested)

                                        Standard &            Lipper, Inc.
                                        Poor's 500            Growth & Income
                        ICA             Composite Index       Funds Average*

Income Return           0.8%             0.7%                 n.a.
Capital Return          11.5%           11.7%                 n.a.
Total Return            12.3%           12.4%                 10.9%

*Average of 922 growth-and-income funds

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the total returns and average annual compound returns with all distributions reinvested for periods ended June 30, 1999, assuming payment of the 5.75% maximum sales charge at the beginning of the stated periods (sales charges are lower for accounts of $50,000 or more): 10 years: +346.26%, or +16.13% a year; 5 years: +170.73%, or +22.04% a year; 12 months: +15.04%. The fund's 30-day yield as of July 31, 1999, calculated in accordance with the Securities and Exchange Commission formula, was 1.40%.


FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY.



FELLOW SHAREHOLDERS

For the third consecutive year, ICA recorded a double-digit first-half total return. As the scope of U.S. stock market gains broadened to include more of the solid, dividend-paying companies the fund generally favors, the value of your investment in ICA grew 12.3%. That assumes reinvestment of the capital gain distribution of 30 cents a share paid in March and income dividends of 12 cents each in March and June.

ICA's total return for the six months ended June 30 essentially matched the 12.4% recorded by Standard & Poor's 500 Composite Index, which is unmanaged and reflects no expenses. It was well above the 10.9% average for all growth-and-income funds, as measured by Lipper, Inc.

Among ICA's larger holdings, basic industrial companies such as Royal Dutch Petroleum (up 26%) and Texas Instruments (up 69%) reflected investors' broadened interests. Telecommunications stocks, ICA's largest industry, benefited substantially from merger activity. Regulatory concerns drove drug stocks down, including Monsanto (-17%).

Overall, the U.S. stock market remained mixed. The S&P 500 finished the period at a record level despite the fact that one-third of the stocks in the index were down since the first of the year. Of ICA's 20 largest holdings, 16 were up and only four were down.

ICA's results for the 12 months also were strong, with a total return of 22.0% compared with 22.7% for the S&P 500 and a 14.5% Lipper average.

We urge caution in projecting gains of the magnitude ICA has recently experienced. They may appear mundane by recent years' standards, but double-digit six-month returns are by no means the norm. Over its 65-1/2-year lifetime, ICA's annualized compound total return has been 13.8% compared with 12.4% for the S&P 500. As always, we will continue to base ICA's investment decisions on in-depth global research to identify long-term values rather than on choosing the favorites of the moment.

Sincerely,

/s/Jon B. Lovelace, Jr.     /s/R. Michael Shahanan
Jon B. Lovelace, Jr.        R. Michael Shanahan
Chairman of the Board       President

August 12, 1999



THE INVESTMENT COMPANY OF AMERICA
INVESTMENT PORTFOLIO - JUNE 30, 1999            Unaudited
------------------------------------------     ----------
                                               Percent of
LARGEST INDIVIDUAL HOLDINGS                    Net Assets
------------------------------------------     ----------
Time Warner                                          2.83%
Philip Morris                                        2.60
Fannie Mae                                           2.38
Viacom                                               2.20
AT&T Corp. - Liberty Media Group                     2.06
IBM                                                  1.94
AT&T                                                 1.84
Bank of America                                      1.74
Sprint FON Group                                     1.67
Cendant                                              1.44

------------------------------------------     ----------

                                               Percent of
LARGEST INDUSTRY HOLDINGS                      Net Assets
------------------------------------------     ----------
Telecommunications                                   8.22%
Broadcasting & Publishing                            7.92
Data Processing & Reproduction                       7.87
Banking                                              7.34
Health & Personal Care                               6.02
------------------------------------------     ----------

                                               Percent of
LARGEST INVESTMENT CATEGORIES                  Net Assets
------------------------------------------     ----------
Services                                            24.56%
Capital Equipment                                   16.78
Finance                                             14.43
------------------------------------------     ----------

COMPANIES WHOSE EQUITY SECURITIES
 WERE ADDED TO OR ELIMINATED FROM
 THE PORTFOLIO LISTING

Companies appearing in the portfolio listing
 since December 31, 1998
------------------------------------------
Albertson's
American Home Products
Baker Hughes
BankBoston
CBS
Colgate-Palmolive
GTE
Hasbro
Honda Motor
LifePoint Hospitals
NIKE
Nissan Motor
"Shell" Transport and Trading
Toronto-Dominion Bank
Triad Hospitals
Tribune
------------------------------------------
Companies eliminated from the portfolio listing
 since December 31, 1998
------------------------------------------
American Stores
AMP
Ascend Communications
Bankers Trust
Elf Aquitaine
Exxon
Goodyear Tire & Rubber
Perkin-Elmer
Rio Tinto
Sundstrand
Tele-Communications - TCI Group
Tele-Communications - TCI Ventures Group
Texas Utilities
Union Camp
USX - U.S. Steel Group
Venator Group
Walt Disney


The Investment Company of America
Investment Portfolio - June 30, 1999                                                   Unaudited

                                                                   Number of    Market Percent
                                                                       Shares    Value  Of Net
Equity Securities                                                             (millions Assets
--------------------------------------------                         -------- -------- -------
ENERGY
ENERGY SOURCES  -  4.68%
Atlantic Richfield Co.                                               1,199,100 $100.200   .18%
BP Amoco PLC (formerly British Petroleum and Amoco) (ADR)            1,500,000  162.750     .30
Broken Hill Proprietary Co. Ltd.                                     3,993,455   46.124     .08
Chevron Corp.                                                        2,355,000  224.167     .41
Kerr-McGee Corp.                                                       860,600   43.191     .08
Mobil Corp.                                                          1,700,000  168.300     .31
Murphy Oil Corp.                                                     2,175,000  106.167     .19
Phillips Petroleum Co.                                               5,600,000  281.750     .52
Royal Dutch Petroleum Co. (New York Registered Shares)               9,300,000  560.325
"Shell" Transport and Trading Co., PLC (New York                     1,000,000   46.375    1.12
 Registered Shares)
Texaco Inc.                                                          3,250,000  203.125     .37
TOTAL FINA SA, Class B                                               1,273,469  164.154
TOTAL FINA SA, Class B (ADR)                                         2,200,000  141.762     .56
Unocal Corp.                                                         5,324,700  210.991     .39
USX-Marathon Group                                                   2,800,000   91.175     .17

UTILITIES: ELECTRIC & GAS  -  0.94%
Ameren Corp.                                                           600,000   23.025     .04
American Electric Power Co., Inc.                                    3,000,000  112.688     .21
Duke Energy Corp.                                                    1,400,000   76.125     .14
Florida Progress Corp.                                                 400,000   16.525     .03
GPU, Inc.                                                            3,100,600  130.807     .24
KeySpan Corp.                                                        2,816,000   74.272     .14
Southern Co.                                                         2,900,000   76.850     .14
                                                                              ----------------
                                                                              3,060.848    5.62
                                                                              ----------------

MATERIALS
CHEMICALS  -  2.95%
Air Products and Chemicals, Inc.                                     1,700,000   68.425     .13
Bayer AG                                                               700,000   29.140     .05
E.I. du Pont de Nemours and Co.                                      6,750,000  461.109     .85
Imperial Chemical Industries PLC (ADR)                               4,550,000  180.862     .33
International Flavors & Fragrances Inc.                              2,034,000   90.259     .17
Monsanto Co.                                                        18,223,100  718.674    1.32
Praxair, Inc.                                                        1,200,000   58.725     .10

FOREST PRODUCTS & PAPER  -  2.60%
Champion International Corp.                                         1,950,000   93.356     .17
Fort James Corp.                                                    10,600,000  401.475     .74
Georgia-Pacific Corp., Georgia-Pacific Group                         6,000,000  284.250     .52
Georgia-Pacific Corp., Timber Group                                  3,250,000   82.062     .15
International Paper Co.                                              2,881,236  145.502     .27
Louisiana-Pacific Corp.                                              4,675,000  111.031     .20
Weyerhaeuser Co.                                                     4,350,000  299.063     .55

METALS: NONFERROUS  -  0.91%
Alcoa Inc. (formerly Aluminum Co. of America)                        5,235,400  323.940     .59
Freeport-McMoRan Copper & Gold Inc., Class B                         2,200,000   39.463     .07
Phelps Dodge Corp.                                                   1,696,300  105.065     .19
WMC Ltd.                                                             7,966,500   34.124     .06
                                                                              ----------------
                                                                              3,526.525    6.46
                                                                              ----------------

CAPITAL EQUIPMENT
AEROSPACE & MILITARY TECHNOLOGY  -  1.36%
Boeing Co.                                                           4,520,000  199.727     .37
Northrop Grumman Corp.                                                 985,000   65.318     .12
Raytheon Co., Class A                                                2,310,305  159.122
Raytheon Co., Class B                                                3,027,900  213.088     .68
United Technologies Corp.                                            1,440,000  103.230     .19

DATA PROCESSING & REPRODUCTION  -  7.87%
Cisco Systems, Inc. (1)                                              5,600,000  360.850     .66
Compaq Computer Corp.                                                4,800,000  113.700     .21
Computer Associates International, Inc.                             12,295,000  676.225    1.24
Fujitsu Ltd.                                                         7,223,000  145.391     .27
Hewlett-Packard Co.                                                  4,100,000  412.050     .76
International Business Machines Corp.                                8,200,0001,059.850    1.94
Microsoft Corp. (1)                                                  7,200,000  649.350    1.19
Oracle Corp. (1)                                                    16,500,000  612.562    1.12
3Com Corp. (1)                                                       3,900,000  104.081     .19
Xerox Corp.                                                          2,700,000  159.469     .29

ELECTRICAL & ELECTRONIC  -  1.14%
Lucent Technologies Inc.                                             2,260,000  152.409     .28
Nortel Networks Corp. (formerly Northern Telecom)                      650,000   56.428     .10
Siemens AG                                                           3,200,000  246.637     .46
Telefonaktiebolaget LM Ericsson, Class B (ADR)                       5,000,000  164.687     .30

ELECTRONIC COMPONENTS  -  3.28%
Corning Inc.                                                         4,750,000  333.094     .61
Intel Corp.                                                          5,250,000  312.375     .57
Micron Technology, Inc. (1)                                          5,000,000  201.562     .37
Motorola, Inc.                                                       3,393,900  321.572     .59
Texas Instruments Inc.                                               4,290,000  622.050    1.14

ENERGY EQUIPMENT  -  1.34%
Baker Hughes Inc.                                                    8,275,000  277.213     .51
Schlumberger Ltd.                                                    7,104,000  452.436     .83

INDUSTRIAL COMPONENTS  -  0.35%
Dana Corp.                                                           1,821,500   83.903     .15
Genuine Parts Co.                                                      750,000   26.250     .05
Illinois Tool Works Inc.                                             1,000,000   82.000     .15

MACHINERY & ENGINEERING  -  1.44%
Caterpillar Inc.                                                     2,600,000  156.000     .29
Cummins Engine Co., Inc.                                             2,000,000  114.250     .21
Deere & Co.                                                          5,500,000  217.938     .40
Ingersoll-Rand Co.                                                   1,750,000  113.094     .21
Parker Hannifin Corp.                                                1,900,000   86.925     .16
Thermo Electron Corp. (1)                                            5,000,000  100.313     .17
                                                                              ----------------
                                                                              9,155.149   16.78
                                                                              ----------------

CONSUMER GOODS
APPLIANCES & HOUSEHOLD DURABLES  -  0.21%
Newell Rubbermaid Inc.                                               2,500,000  116.250     .21

AUTOMOBILES  -  1.00%
DaimlerChrysler AG (New York Registered Shares)                        748,200   66.496     .12
Ford Motor Co.                                                       1,650,000   93.122     .17
General Motors Corp.                                                 3,550,000  234.300     .43
Honda Motor Co., Ltd.                                                  860,000   36.470     .07
Nissan Motor Co., Ltd. (1)                                          24,186,000  115.562     .21

BEVERAGES & TOBACCO  -  3.95%
Nabisco Group Holdings Corp.                                        13,385,000  261.844     .48
PepsiCo, Inc.                                                       12,200,000  471.988     .87
Philip Morris Companies Inc.                                        35,300,0001,418.619    2.60

FOOD & HOUSEHOLD PRODUCTS  -  1.81%
Archer Daniels Midland Co.                                           3,600,000   55.575     .10
Bestfoods                                                            1,200,000   59.400     .11
Colgate-Palmolive Co.                                                  600,000   59.250     .11
General Mills, Inc.                                                  4,656,900  374.298     .69
Nestle SA                                                               30,000   54.108     .10
Procter & Gamble Co.                                                   600,000   53.550     .10
Sara Lee Corp.                                                      11,500,000  260.906     .48
Unilever NV (New York Registered Shares)                             1,000,000   69.750     .12

HEALTH & PERSONAL CARE  -  6.02%
Abbott Laboratories                                                  3,000,000  136.500     .25
American Home Products Corp.                                         2,000,000  115.000     .21
AstraZeneca PLC                                                      9,400,900  365.148
AstraZeneca PLC (ADR)                                                   99,000    3.880     .67
Avon Products, Inc.                                                  3,680,000  204.240     .37
Baxter International Inc.                                            2,200,000  133.375     .24
Bristol-Myers Squibb Co.                                             3,200,000  225.400     .41
Cardinal Health, Inc., Class A                                       1,302,650   83.532     .15
Eli Lilly and Co.                                                    3,800,000  272.175     .50
Kimberly-Clark Corp.                                                 2,480,500  141.389     .26
Merck & Co., Inc.                                                    5,000,000  370.000     .68
Pfizer Inc                                                           4,400,000  482.900     .89
Pharmacia & Upjohn, Inc.                                             2,947,500  167.455     .31
Schering-Plough Corp.                                                4,400,000  233.200     .43
Warner-Lambert Co.                                                   5,000,000  346.875     .65

RECREATION & OTHER CONSUMER PRODUCTS  -  0.17%
Eastman Kodak Co.                                                    1,100,000   74.525     .14
Hasbro, Inc.                                                           600,000   16.763     .03

TEXTILES & APPAREL  -  0.16%
NIKE, Inc., Class B                                                  1,300,000   82.306     .16
                                                                              ----------------
                                                                              7,256.151   13.32
                                                                              ----------------

SERVICES
BROADCASTING & PUBLISHING  -  7.92%
AT&T Corp. - Liberty Media Group (1)                                30,566,1581,123.306    2.06
CBS Corp. (1)                                                        2,000,000   86.875     .16
Comcast Corp., Class A, special stock                                  700,000   26.906     .05
Dow Jones & Co., Inc.                                                2,000,000  106.125     .19
Houston Industries, Inc. (converting to Time Warner Inc.)
 7.00% ACES convertible preferred 2000                                 500,000   59.625     .11
Time Warner Inc.                                                    21,000,0001,543.500    2.83
Tribune Co.                                                          1,995,500  173.858     .32
Viacom Inc., Class A (1)                                             2,392,800  105.582
Viacom Inc., Class B (1)                                            24,900,0001,095.600    2.20

BUSINESS & PUBLIC SERVICES  -  3.37%
Browning-Ferris Industries, Inc.                                     1,450,000   62.350     .11
Cendant Corp. (1)                                                   38,300,000  785.150    1.44
Columbia/HCA Healthcare Corp.                                        4,600,000  104.938     .19
Electronic Data Systems Corp.                                        1,900,000  107.469     .20
FDX Corp. (1)                                                        2,870,000  155.698     .29
Interpublic Group of Companies, Inc.                                 2,794,750  242.095     .44
LifePoint Hospitals, Inc. (1)                                          242,105    3.253     .01
Triad Hospitals, Inc. (1)                                              242,105    3.268     .01
United HealthCare Corp.                                              1,000,000   62.625     .11
Waste Management, Inc.                                               5,780,000  310.675     .57

LEISURE & TOURISM  -  1.05%
McDonald's Corp.                                                     2,400,000   99.150     .18
Seagram Co. Ltd.                                                     9,385,000  472.769     .87

MERCHANDISING  -  3.12%
Albertson's, Inc.                                                    5,229,000  269.620     .49
AutoZone, Inc. (1)                                                   4,140,000  124.718     .23
Dillard's Inc.                                                       2,000,000   70.250     .13
J.C. Penney Co., Inc.                                                4,600,000  223.387     .41
Limited Inc.                                                         7,516,411  341.057     .63
Lowe's Companies, Inc.                                               5,000,000  283.438     .52
May Department Stores Co.                                            2,718,450  111.117     .20
Wal-Mart Stores, Inc.                                                5,800,000  279.850     .51

TELECOMMUNICATIONS  -  8.22%
Ameritech Corp.                                                      4,134,500  303.886     .56
AT&T Corp.                                                          17,982,2501,003.634    1.84
Deutsche Telekom AG                                                 10,450,000  438.245     .80
GTE Corp.                                                            2,800,000  212.100     .39
MCI WorldCom, Inc. (1)                                               3,750,000  322.734     .59
SBC Communications Inc.                                              2,550,000  147.900     .27
Sprint FON Group                                                    17,236,000  910.276    1.67
Telefonica, SA (ADR) (1)                                               783,433  115.263     .21
Telefonos de Mexico, SA de CV, Class L (ADR)                         3,057,400  247.076     .45
U S WEST, Inc.                                                       4,200,000  246.750     .45
Vodafone AirTouch PLC (ADR)                                          2,723,000  536.431     .99

TRANSPORTATION: AIRLINES  -  0.88%
AMR Corp. (1)                                                        5,550,000  378.788     .69
Delta Air Lines, Inc.                                                1,742,100  100.389     .19
                                                                              ----------------
                                                                              13,397.72   24.56
                                                                              ----------------

FINANCE
BANKING  -  7.34%
BankBoston Corp.                                                     2,500,000  127.812     .23
Bank of America Corp.                                               12,927,100  947.718    1.74
BANK ONE CORP.                                                       4,435,000  264.160     .48
Chase Manhattan Corp.                                                2,945,000  255.111     .47
Comerica Inc.                                                          750,000   44.578     .08
First Union Corp.                                                    9,761,000  458.767     .84
KeyCorp                                                              5,200,000  167.050     .31
National City Corp.                                                  1,000,000   65.500     .12
SunTrust Banks, Inc.                                                 3,600,000  249.975     .46
Toronto-Dominion Bank                                                1,872,600   84.864     .16
U.S. Bancorp                                                         2,831,250   96.262     .18
Wachovia Corp.                                                         900,000   77.006     .14
Washington Mutual, Inc.                                             17,500,000  619.063    1.13
Wells Fargo & Co.                                                   12,750,000  545.063    1.00

FINANCIAL SERVICES  -  4.55%
Associates First Capital Corp., Class A                              2,000,000   88.625     .16
Fannie Mae                                                          18,996,8001,298.906    2.38
Freddie Mac                                                          2,400,000  139.200     .26
Household International, Inc.                                       13,000,000  615.875    1.13
SLM Holding Corp.                                                    7,357,000  337.043     .62

INSURANCE  -  2.54%
Aetna Inc.                                                           1,895,000  169.484     .31
Allstate Corp.                                                       3,700,000  132.737     .24
American General Corp.                                               2,010,000  151.504     .28
American International Group, Inc.                                   2,700,000  316.069     .58
Aon Corp.                                                            3,600,000  148.500     .27
Jefferson-Pilot Corp.                                                2,200,000  145.613     .27
Lincoln National Corp.                                               2,100,000  109.856     .20
SAFECO Corp.                                                         3,100,000  136.787     .25
St. Paul Companies, Inc.                                             2,500,000   79.531     .14
                                                                              ----------------
                                                                              7,872.659   14.43
                                                                              ----------------

OTHER
MULTI-INDUSTRY  -  0.55%
AlliedSignal Inc.                                                    2,700,000  170.100     .31
Canadian Pacific Ltd.                                                2,500,000   59.531     .11
Minnesota Mining and Manufacturing Co.                                 120,000   10.433     .02
Textron Inc.                                                           754,200   62.080     .11

GOLD MINES  -  0.58%
Barrick Gold Corp.                                                   6,000,000  116.250     .21
Newmont Mining Corp.                                                 5,600,000  111.300     .20
Placer Dome Inc.                                                     8,000,000   94.500     .17

MISCELLANEOUS - 2.86%
Equity securities in initial period of acquisition                            1,568.599    2.86
                                                                              ----------------
                                                                              2,192.793    3.99
                                                                              ----------------

Total Equity Securities (cost: $25,015.903 million)                           46,461.85   85.16
                                                                              ----------------

                                                                    Principal
Short-Term Securities                                                  Amount
--------------------------------------------                       (millions)
                                                                   ----------
U.S. TREASURIES AND OTHER FEDERAL AGENCIES -  8.57%
Treasury Bill 4.36% due 07/08/1999                                  $   100.00   99.906     .18
Treasury Notes 5.625%-6.00% due 7/31-11/15/1999                      1,000.0001,001.757    1.83
Fannie Mae 4.70%-5.00% due 7/28-12/03/1999                             742.296  734.482    1.35
Federal Farm Credit Bank  4.61%-4.77% due 7/12-9/23/1999               110.317  109.491     .20
Federal Farm Credit Bank Notes 4.750% due 7/01/1999                     50.000   50.000     .09
Federal Home Loan Bank 4.61%-4.91% due 7/7-11/19/1999                  830.674  822.594    1.51
Freddie Mac 4.69%-5.02% due 7/2-12/27/1999                           1,602.2391,585.941    2.91
Student Loan Marketing Assn. 4.705%-4.967% due 7/15-10/21/1999         275.000  275.137     .50

CORPORATE SHORT-TERM NOTES -  6.07%

A.I. Credit Corp. 4.78%-4.97% due 7/9-7/16/1999                         90.000   89.839     .16
Abbott Laboratories 4.76%-4.81% due 7/7-7/12/1999                       81.135   81.015     .15
American Express Credit Corp. 4.94% due 7/21-8/30/1999                  83.500   83.061     .15
American General Finance Corp. 4.80%-4.93% due 8/16-9/21/1999          115.000  113.841     .21
American Home Products Corp. 4.78%-4.86% due 8/3/-8/26/1999 (2)        113.000  112.341     .21
Ameritech Capital Funding Corp. 4.75% due 7/23/1999 (2)                 50.000   49.846     .09
Ameritech Corp. 4.785%-4.80% due 7/16-8/16/1999                         60.000   59.762     .11
Archer Daniels Midland Co. 4.78%-4.83% due 8/12-8/20/1999               36.000   35.769     .07
Associates First Capital Corp. 4.80%-4.84% due 8/18-9/20/1999          100.000   99.149     .18
AT&T Corp. 4.79% due 8/6/1999                                           50.000   49.749     .09
BellSouth Telecommunications, Inc. 4.77%-5.00% due 7/6-8/3/1999         80.000   79.814     .15
Campbell Soup Co. 4.77% due 7/30/1999                                   30.000   29.879     .05
Chevron USA Inc. 4.77%-5.70% due 7/1-7/28/1999                          91.000   90.850     .17
Coca-Cola Co. 4.75%-4.99% due 7/13-9/16/1999                           120.000  119.150     .22
Deere & Co. 4.80% due 7/27/1999                                         50.000   49.819     .09
Walt Disney Co. 4.74%-4.77% due 7/12-11/04/1999                         98.000   96.910     .18
Duke Energy Corp. 4.76%-4.77% due 7/9-7/20/1999                         93.620   93.422     .17
E.I. du Pont de Nemours and Co. 4.87%-4.99% due 8/17-9/9/1999           50.000   49.579     .09
Eastman Kodak Co. 4.78%-5.00% due 7/15-9/7/1999                         90.000   89.367     .16
Electronic Data Systems Corp. 4.76%-4.98% due 7/13-7/29/1999 (2)        79.700   79.444     .15
Emerson Electric Co. 4.80%-4.97% due 7/16-7/27/1999                     90.000   89.733     .16
Ford Motor Credit Co. 4.79%-4.87% due 7/9-7/20/1999                    150.000  149.685     .27
Fortune Brands Inc. 4.80%-4.83% due 7/7-7/29/1999 (2)                   56.000   55.878     .10
General Electric Capital Corp. 4.79%-5.19% due 8/2-9/20/1999           125.000  123.879     .23
General Motors Acceptance Corp. 4.87%-4.94% due 8/31-9/22/1999         100.000   98.938     .18
H.J. Heinz Co. 4.79%-5.23% due 7/13-8/25/1999                          100.000   99.478     .18
Household Finance Corp. 4.86%-4.90% due 8/27-9/14/1999                 100.000   99.032     .18
IBM Credit Corp. 4.80%-4.92% due 8/17-9/9/1999                         150.000  148.665     .27
Johnson & Johnson 4.76%-4.93% due 7/19-10/19/1999 (2)                  130.250  128.838     .24
Lucent Technologies Inc. 4.79%-4.87% due 7/20-8/9/1999                 125.000  124.535     .23
Minnesota Mining and Manufacturing Co. 4.85%-4.94%                      92.000   91.334     .17
 due 8/20-8/24/1999
Monsanto Co. 4.80% due 8/10/1999                                        30.000   29.832     .05
Monsanto Co. 4.82% due 7/13/1999 (2)                                    14.300   14.275     .03
Pfizer Inc. 4.80%-5.07% due 7/6-7/26/1999 (2)                           82.000   81.794     .15
Procter & Gamble Co. 4.85%-4.86% due 7/22-8/3/1999                      90.000   89.672     .16
Sara Lee Corp. 4.81% due 7/1/1999                                       80.000   79.979     .15
SBC Communications Inc. 4.79%-4.84% due 7/6-7/23/1999 (2)              100.000   99.805     .18
Shell Oil Co. 4.77%-4.97% due 7/26-8/19/1999                           103.000  102.450     .19
Xerox Corp. 4.78% due 8/13/1999                                         50.000   49.699     .10
                                                                              ----------------
Total Short-Term Securities                                                   7,989.415   14.64
(cost: $7,990.638 million)                                                    ----------------

Excess of cash and receivables over payables                                    105.067     .20
                                                                              ----------------
Total Short-Term Securities,Cash and Receivables,
Net of Payables                                                               8,094.482   14.84
                                                                              ----------------

Net Assets                                                                    $54,556.3 100.00%
                                                                              ========= ======



(1) Non-income-producing security.
(2) Purchased in a private placement transaction;
 resale to the public may require registration or sale only to qualified institutional buyers.

ADR = American Depositary Receipts

See Notes to Financial Statements


The Investment Company of America                                         Unaudited
Financial Statements
-----------------------------------------       -------------         -------------
Statement of Assets and Liabilities                                     (dollars in
at June 30, 1999                                                          millions)
----------------------------------------        -------------         -------------
Assets:
Investment securities at market
 (cost: $25,015.903)                                                    $46,461.851
Short-term securities at market
 (cost: $7,990.638)                                                       7,989.415
Cash                                                                         29.752
Receivables for-
 Sales of investments                                $187.466
 Sales of fund's shares                                44.942
 Dividends and accrued interest                        70.520               302.928
                                                -------------         -------------
                                                                         54,783.946
Liabilities:
Payables for-
 Purchases of investments                             156.363
 Repurchases of fund's shares                          49.352
 Management services                                   11.091
 Accrued expenses                                      10.807               227.613
                                                -------------         -------------
Net Assets at June 30, 1999-
 Equivalent to $34.31 per share on
 1,590,014,193 shares of $1 par value
 capital stock outstanding (authorized
 capital stock--2,000,000,000 shares)                                   $54,556.333
                                                                      =============

                                                                          Unaudited
Statement of Operations                                                 (dollars in
for the six months ended June 30, 1999                                    millions)
-----------------------------------------       -------------         -------------
Investment Income:
Income:
 Dividends                                           $335.088
 Interest                                             203.051           $   538.139
                                                -------------
Expenses:
 Management services fee                               62.810
 Distribution expenses                                 58.961
 Transfer agent fee                                    14.313
 Reports to shareholders                                 .612
 Registration statement and
  prospectus                                            1.819
 Postage, stationery and supplies                       2.610
 Directors' fees                                         .272
 Auditing and legal fees                                 .089
 Custodian fee                                           .416
 Taxes other than federal income tax                     .417
 Other expenses                                          .216               142.535
                                                -------------         -------------
 Net investment income                                                      395.604
                                                                      -------------
Realized Gain and Unrealized
 Appreciation on Investments:
 Net realized gain                                                        3,369.302
 Net increase in unrealized
  appreciation on investments                                             2,211.999
                                                                      -------------
  Net realized gain and increase in
   unrealized appreciation on investments                                 5,581.301
                                                                      -------------
Net Increase in Net Assets Resulting
 from Operations                                                        $ 5,976.905
                                                                      =============
See Notes to Financial Statements


----------------------------------------        -------------         -------------
                                                                        (dollars in
                                                                          millions)
                                                   Six months
                                                        ended            Year ended
Statement of Changes in Net Assets              June 30,1999*      December 31,1998
-----------------------------------------       -------------         -------------
Operations:
Net investment income                             $   395.604           $   716.799
Net realized gain on investments                    3,369.302             4,437.555
Net increase in unrealized
 appreciation on investments                        2,211.999             3,902.006
                                                -------------         -------------
 Net increase in net assets
  resulting from operations                         5,976.905             9,056.360
                                                -------------         -------------
Dividends and Distributions Paid
 to Shareholders:
Dividends from net investment income                 (377.737)             (729.026)
Distributions from net realized
 gain on investments                                 (468.890)           (4,219.066)
                                                -------------         -------------
 Total dividends and distributions                   (846.627)           (4,948.092)
                                                -------------         -------------
Capital Share Transactions:
Proceeds from shares sold: 92,538,714
 and 175,861,192 shares, respectively               2,995.801             5,363.712
Proceeds from shares issued in reinvestment
 of net investment income dividends and
 distributions of net realized gain on
 investments: 24,364,606 and 152,955,982
 shares, respectively                                 781.000             4,569.218
Cost of shares repurchased: 87,982,992
 and 173,627,274 shares, respectively              (2,848.329)           (5,261.288)
                                                -------------         -------------
 Net increase in net assets resulting from
  capital share transactions                          928.472             4,671.642
                                                -------------         -------------
Total Increase in Net Assets                        6,058.750             8,779.910

Net Assets:
Beginning of period                                48,497.583            39,717.673
                                                -------------         -------------
End of period (including undistributed
 net investment income: $325.574
 and $307.707, respectively)                      $54,556.333           $48,497.583
                                                =============         =============




* Unaudited
See Notes to Financial Statements


THE INVESTMENT COMPANY OF AMERICA
Notes to Financial Statements                           Unaudited

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION - The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

     SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     SECURITY VALUATION - Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Directors.

     NON-U.S. CURRENCY TRANSLATION - Assets and liabilities initially expressed in terms of non-U.S. currencies are translated into U.S. dollars at the prevailing market rates at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or "when-issued" basis, the fund will instruct the custodian to segregate liquid assets in an amount sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Market discounts and original issue discounts on securities purchased are amortized daily over the expected life of the security. The fund does not amortize premiums on securities purchased.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date

2.   NON U.S. INVESTMENT TAXATION

     Dividend income is recorded net of non-U.S. taxes paid. For the six months ended June 30, 1999, such non-U.S. taxes were $6,485,000. Net realized currency losses on dividends, withholding taxes reclaimable, and other receivables and payables, on a book basis, were $80,000 for the six months ended June 30, 1999.

3.   FEDERAL INCOME TAXATION

     The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund.

As of June 30, 1999, net unrealized appreciation on investments for federal income tax purposes aggregated $21,454,047,000, of which $21,916,651,000 related to appreciated securities and $462,604,000 related to depreciated securities. During the six months ended June 30, 1999, the fund realized, on a tax basis, a net capital gain of $3,369,382,000 on securities transactions.
Net losses related to non-U.S. currency transactions of $80,000 were treated as an adjustment to ordinary income for federal income tax purposes. The cost of portfolio securities for federal income tax purposes was $32,997,219,000 at June 30, 1999.

4.   FEES AND TRANSACTIONS WITH RELATED PARTIES

     INVESTMENT ADVISORY FEE - The fee of $62,810,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Directors of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.39% of the first $1 billion of net assets; 0.336% of such assets in excess of $1 billion but not exceeding $2 billion; 0.30% of such assets in excess of $2 billion but not exceeding $3 billion; 0.276% of such assets in excess of $3 billion but not exceeding $5 billion; 0.258% of such assets in excess of $5 billion but not exceeding $8 billion; 0.246% of such assets in excess of $8 billion but not exceeding $13 billion; 0.24% of such assets in excess of $13 billion but not exceeding $21 billion; 0.235% of such assets in excess of $21 billion but not exceeding $34 billion; and 0.231% of such assets in excess of $34 billion.

     DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended June 30, 1999, distribution expenses under the Plan were $58,961,000. As of June 30, 1999, accrued and unpaid distribution expenses were $9,594,000.

American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $12,635,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $14,313,000.

     DEFERRED DIRECTORS' FEES -   Directors and Advisory Board members who are
unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of June 30, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to Directors, were $1,109,000.

  CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Directors and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

5.   WARRANTS

     Option warrants are outstanding, which may be exercised at any time for the purchase of 822,991 shares of the fund at approximately $5.242 per share. If all warrants had been exercised on June 30, 1999, the net assets of the fund would have been $54,560,648,000; the shares outstanding would have been 1,590,837,000; and the net asset value would have been equivalent to $34.30 per share. During the six months ended June 30, 1999, 557 warrants were exercised for the purchase of 12,221 shares.

6.   INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

     The fund made purchases and sales of investment securities, excluding short-term securities, of $6,025,168,000 and $6,533,531,000 respectively, during the six months ended June 30, 1999.

As of June 30, 1999, accumulated undistributed net realized gain on investments was $3,369,331,000 and additional paid-in capital was $27,801,197,000.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $416,000 includes $21,000 that was paid by these credits rather than in cash.


                                             Six months
Per-Share Data and Ratios                        ended
                                              June 30, Year ended December 31
                                              1999 (1)     1998         1997

Net Asset Value, Beginning of Period            $31.07    $28.25     $24.23
                                             --------------------------------
 Income From Investment Operations:
  Net investment income                            .25       .48        .51
  Net gains or losses on securities (both
   realized and unrealized)                       3.53      5.79       6.61
                                             --------------------------------
   Total income from investment operations        3.78      6.27       7.12
                                             -------------------------------
 Less Distributions:
  Dividends (from net investment income)          (.24)     (.51)      (.50)
  Distributions (from capital gains)              (.30)    (2.94)     (2.60)
                                             -------------------------------
   Total distributions                            (.54)    (3.45)     (3.10)
                                             -------------------------------
Net Asset Value, End of Period                  $34.31    $31.07     $28.25
                                             ==============================

Total Return (2)                             12.29%(3)     22.94%    29.81%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)        $54,556   $48,498    $39,718
 Ratio of expenses to average net assets       .28%(3)       .55%       .56%
 Ratio of net income to average net assets     .78%(3)      1.65%      1.90%
 Portfolio turnover rate - common stocks     13.98%(3)     25.43%     24.08%
 Portfolio turnover rate - investment securit13.74%(3)     24.28%     26.02%




                                             Year ended December 31
                                                   1996      1995       1994

Net Asset Value, Beginning of Period            $21.61    $17.67     $18.72
                                             -------------------- ---------
 Income From Investment Operations:
  Net investment income                            .49       .52        .51
  Net gains or losses on securities (both
   realized and unrealized)                       3.66      4.83       (.48)
                                             -------------------- ---------
   Total income from investment operations        4.15      5.35        .03
                                             --------- ---------- ---------
 Less Distributions:
  Dividends (from net investment income)          (.50)     (.50)      (.48)
  Distributions (from capital gains)             (1.03)     (.91)      (.60)
                                             --------- ---------- ---------
   Total distributions                           (1.53)    (1.41)     (1.08)
                                             --------- ---------- ---------
Net Asset Value, End of Period                  $24.23    $21.61     $17.67
                                              ========  ========    =======

Total Return (2)                                 19.35%    30.63%       .16%

Ratios/Supplemental Data:
 Net assets, end of period (in millions)        $30,875   $25,678    $19,280
 Ratio of expenses to average net assets           .59%      .60%       .60%
 Ratio of net income to average net assets        2.17%     2.70%      2.83%
 Portfolio turnover rate - common stocks         17.46%    20.91%     17.94%
 Portfolio turnover rate - investment securit    19.56%    20.37%     31.08%


(1) Unaudited
(2) Excludes maximum sales charge of 5.75%.
(3) Based on operations for the period shown, and accordingly, not representative of a full year.

[THE AMERICAN FUNDS GROUP(R)]

PREPARING FOR THE YEAR 2000

The fund's key service providers - Capital Research and Management Company, the investment adviser, and American Funds Service Company, the transfer agent - have updated all significant computer systems to process date-related information properly following the turn of the century. Testing of these and other systems with business partners, vendors and other service providers will continue through much of 1999. We will continue to keep you up to date in our regular publications. If you'd like more detailed information, call Shareholder Services at 800/421-0180, ext. 21, or visit our Web site at www.americanfunds.com.

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH
AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
AMERICAN FUNDS SERVICE COMPANY
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
O'Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071-2899

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

For information about your account or any of the fund's services, please contact your financial adviser. You may also call American Funds Service Company, toll-free, at 800/421-0180 or visit www.americanfunds.com on the World Wide Web.

This report is for the information of shareholders of The Investment Company of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 1999, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA BDC/GRS/4243
Lit. No. ICA-013-0899